Provisions	6 Months Ended
Jun. 30, 2025
Disclosure Of Provisions [Abstract]
Provisions
11.	Provisions
The movement of provisions for the six months ended June 30, 2025 and 2024, is as follows:

In thousands of soles	Outstanding claims reserve (i)	Other provisions	Total

As of January 1, 2024	105	18,969	19,074

Provision	-	440	440

Paid during the period	(45)	(2,101)	(2,146)

Exchange difference	-	(691)	(691)

As of June 30, 2024	60	16,617	16,677

As of January 1, 2025	36	12,210	12,246

Provision	-	1,050	1,050

Paid during the period	-	(3,401)	(3,401)

Exchange difference	-	254	255

As of June 30, 2025	36	10,113	10,150

(i)	Outstanding claims reserve represent the Group’s outstanding third-party obligations and do not include amounts related to the Group’s customers that are part of the insurance premium program.
Outstanding claims reserve
These provisions include unsettled events based on the notices of claims received up to the condensed consolidated interim financial statement date.
Other provisions
As of June 30, 2025, comprise mainly the estimate of provision for present obligations from civil, labor and tax judicial processes amounting to S/ 2,676 thousand of Colombian subsidiaries, S/ 1,558 thousand from Peruvian subsidiaries and S/ 5,879 thousand from Mexican subsidiaries.
As of June 30, 2024, comprise mainly the estimate of provision for present obligations from civil, labor and tax judicial processes amounting to S/ 2,739 thousand of Colombian subsidiaries, S/ 1,392 thousand from Peruvian subsidiaries and S/ 12,486 thousand from Mexican subsidiaries.